Financial instruments - Derivative Financial Instruments (Details)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Current assets	$ 12,395,000				$ 8,152,000
Long-term assets	11,312,000				24,939,000
Current liabilities	39,418,000				12,069,000
Long-term liabilities	77,754,000				82,365,000
Cross-currency swaps in Swedish krona
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	58,419,000
Cross-currency swaps in British pound
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	136,274,000
Hedges of net investments in European operations | Cross-currency swaps in euro
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	762,100,000				831,400,000
Current assets	8,545,000				2,907,000
Long-term assets	0				14,539,000
Long-term liabilities	6,560,000				0
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	58,419,000				0
Long-term assets	2,553,000				0
Hedges of net investments in European operations | Cross-currency swaps in British pound
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	136,274,000				0
Long-term assets	6,311,000				0
Cash flow hedges of future revenue | Foreign currency forward contracts between the U.S. dollar and the Indian rupee
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative		$ 126,537,000				$ 65,691,000
Current assets	16,000				37,000
Long-term assets	89,000				162,000
Current liabilities	3,884,000				330,000
Long-term liabilities	4,952,000				427,000
Cash flow hedges of future revenue | Foreign currency forward contracts between the Canadian dollar and the Indian rupee
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative	267,104,000				146,881,000
Current assets	3,417,000				4,644,000
Long-term assets	1,573,000				7,429,000
Current liabilities	4,254,000				554,000
Long-term liabilities	8,651,000				969,000
Cash flow hedges of future revenue | Foreign currency forward contract between euro and the Indian rupee
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative | €			€ 103,588,000				€ 21,483,000
Current assets	16,000				0
Long-term assets	73,000				0
Current liabilities	2,936,000				275,000
Long-term liabilities	4,601,000				366,000
Cash flow hedges of future revenue | Foreign currency forward contracts between the British pound and the Indian rupee
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative | £				£ 85,674,000				£ 29,034,000
Current assets	12,000				24,000
Long-term assets	53,000				0
Current liabilities	2,697,000				771,000
Long-term liabilities	3,516,000				895,000
Cash flow hedges of future revenue | Foreign currency forward contracts between the euro and the British pound
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative | €			74,818,000				75,374,000
Current assets	69,000				33,000
Long-term assets	8,000				70,000
Current liabilities	1,289,000				1,477,000
Long-term liabilities	1,576,000				1,987,000
Cash flow hedges of future revenue | Foreign currency forward contracts between the euro and the Moroccan dirham
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative | €			€ 63,064,000				€ 53,527,000
Current assets	71,000				0
Long-term assets	415,000				2,669,000
Current liabilities	1,106,000				1,681,000
Long-term liabilities	2,322,000				5,427,000
Cash flow hedges of future revenue | Other foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Current assets	249,000				507,000
Long-term assets	158,000				70,000
Current liabilities	1,302,000				231,000
Long-term liabilities	1,055,000				345,000
Cash flow hedges on Senior U.S. unsecured notes | USD 550,000 Cross-currency swaps to Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative		550,000,000				600,000,000
Current liabilities	21,950,000				6,750,000
Long-term liabilities	32,175,000				69,540,000
Cash flow hedges on Senior U.S. unsecured notes | USD 45,000 Cross-currency swaps to Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative		45,000,000				0
Long-term liabilities	20,000				0
Cash flow hedges on Senior U.S. unsecured notes | USD 105,000 Cross-currency swaps to Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative		105,000,000				0
Long-term assets	79,000				0
Fair value hedges of Senior U.S. unsecured notes | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative		$ 250,000,000				$ 250,000,000
Long-term liabilities	$ 12,326,000				$ 2,409,000